Regulatory Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
Summary of Company and Bank Continue to Exceed Regulatory Capital Minimum Requirements and Bank Continues to Exceed Well Capitalized Standards

As defined in applicable regulations and set forth in the tables below, the Company and the Bank continue to exceed the regulatory capital minimum requirements and the Bank continues to exceed the “well capitalized” standards at the dates indicated:

			Amount of Capital Required
	Actual		Minimum Required for Capital Adequacy Purposes		To Be Well- Capitalized Under Prompt Corrective Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of March 31, 2018:
Tier 1 Leverage Ratio
Consolidated	$249,304	15.24%	$65,439	4.00%	$81,798	5.00%
Bank	$242,192	14.84%	$65,283	4.00%	$81,604	5.00%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$245,857	17.95%	$61,620	4.50%	$89,007	6.50%
Bank	$242,192	17.72%	$61,502	4.50%	$88,837	6.50%
Tier 1 Risk-Based Capital Ratio
Consolidated	$249,304	18.21%	$82,161	6.00%	$109,547	8.00%
Bank	$242,192	17.72%	$82,003	6.00%	$109,338	8.00%
Total Risk-Based Capital Ratio
Consolidated	$313,402	22.89%	$109,547	8.00%	$136,934	10.00%
Bank	$256,725	18.78%	$109,338	8.00%	$136,672	10.00%
As of December 31, 2017:
Tier 1 Leverage Ratio
Consolidated	$238,219	14.35%	$66,423	4.00%	$83,029	5.00%
Bank	$232,765	14.50%	$64,214	4.00%	$80,267	5.00%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$234,794	17.54%	$60,233	4.50%	$87,003	6.50%
Bank	$232,765	17.42%	$60,122	4.50%	$86,843	6.50%
Tier 1 Risk-Based Capital Ratio
Consolidated	$238,219	17.80%	$80,311	6.00%	$107,081	8.00%
Bank	$232,765	17.42%	$80,163	6.00%	$106,884	8.00%
Total Risk-Based Capital Ratio
Consolidated	$301,802	22.55%	$107,081	8.00%	$133,851	10.00%
Bank	$246,820	18.47%	$106,884	8.00%	$133,605	10.00%

The following table sets forth RBB Bancorp’s consolidated and the Bank’s actual capital amounts and ratios and related regulatory requirements for the Bank as of December 31, 2017:

			Amount of Capital Required
	Actual		For Capital Adequacy Purposes		To Be Well- Capitalized Under Prompt Corrective Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2017:
Tier 1 Leverage Ratio
Consolidated	$238,219	14.35%	NA	NA	NA	NA
Bank	$232,765	14.50%	$64,214	4.0%	$80,267	5.0%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$234,794	17.54%	NA	NA	NA	NA
Bank	$232,765	17.42%	$60,122	4.5%	$86,843	6.5%
Tier 1 Risk-Based Capital Ratio
Consolidated	$238,219	17.80%	NA	NA	NA	NA
Bank	$232,765	17.42%	$80,163	6.0%	$106,884	8.0%
Total Risk-Based Capital Ratio
Consolidated	$301,802	22.55%	NA	NA	NA	NA
Bank	$246,820	18.47%	$106,884	8.0%	$133,605	10.0%

The following table sets forth RBB Bancorp’s consolidated and the Bank’s actual capital amounts and ratios and related regulatory requirements for the Bank as of December 31, 2016:

			Amount of Capital Required
	Actual		For Capital Adequacy Purposes		To Be Well- Capitalized Under Prompt Corrective Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Tier 1 Leverage Ratio
Consolidated	$153,682	10.99%	NA	NA	NA	NA
Bank	$178,645	12.81%	$55,777	4.0%	$69,722	5.0%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$150,786	13.30%	NA	NA	NA	NA
Bank	$178,645	15.81%	$50,860	4.5%	$73,464	6.5%
Tier 1 Risk-Based Capital Ratio
Consolidated	$153,682	13.55%	NA	NA	NA	NA
Bank	$178,645	15.81%	$67,813	6.0%	$90,417	8.0%
Total Risk-Based Capital Ratio
Consolidated	$217,244	19.16%	NA	NA	NA	NA
Bank	$192,784	17.06%	$90,417	8.0%	$113,021	10.0%